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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2001


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
This Amendment (Check only one.):           [   ]    is a restatement.
                                            [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Creedon Capital Management, LLC
Address:      123 Second Street, Suite 120
              Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein              Sausalito, California           May 8, 2001
---------------------            ---------------------           -----------
   [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:             67
                                                 -------------

Form 13F Information Table Value Total:            $340,114
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None


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             FORM 13F INFORMATION TABLE - CREEDON CAPITAL MANAGEMENT LLC
                           (QUARTER ENDING 3/31/2001)

         COLUMN 1       COLUMN 2               COLUMN 3  COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7  COLUMN 8
                                                         VALUE       SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS            CUSIP  (X1000)   PRN AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

AKAMAI TECHNOLOGIES
 INC                    SB NT CV 5.5%07       00971TAC5  10,953    27,730,000  PRN           X                                  X
AKAMAI TECHNOLOGIES
 INC                    SB NT CV 144A07       00971TAA9   2,765     7,000,000  PRN           X                                  X
ALKERMES INC            SUB NT CV3.75%07      01642TAB4   2,723     4,500,000  PRN           X                                  X
ALKERMES INC            SUB NT CV 144A07      01642TAA6   1,513     2,500,000  PRN           X                                  X
AMERITRADE HLDG CORP    SUB NT CV5.75% 04     03072HAB5     310       500,000  PRN           X                                  X
AMERITRADE HLDG CORP    SB NT CV 144A 04      03072HAA7     465       750,000  PRN           X                                  X
ANIXTER INTL INC        LYON ZERO CPN 20      035290AC9     128       500,000  PRN           X                                  X
ANIXTER INTL INC        LYON ZERO 144A 20     035290AA3   1,020     4,000,000  PRN           X                                  X
BRIGHTPOINT INC         SB LYON ZERO 18       109473AC2     738     2,500,000  PRN           X                                  X
BRIGHTPOINT INC         SB LYON ZERO 144A 18  109743AA6   1,475     5,000,000  PRN           X                                  X
CANADIAN NATIONAL
 RAILWAY                PFD CV  063029        136375409   2,706        50,000  SH            X                    X
CELLSTAR CORP           SUB NT CONV 5%02      150925AC9   5,815    21,943,000  PRN           X                                  X
CHECKPOINT SYS INC      SB DB CV 5.25%05      162825AB9   4,628     6,030,000  PRN           X                                  X
CURAGEN CORP            SB DEB CV 144A07      23126RAA9   2,840     4,000,000  PRN           X                                  X
CURAGEN CORP            SB DEB CV 6% 07       23126RAC5     533       750,000  PRN           X                                  X
CV THERAPEUTICS INC     SUB NT CV 4.75% 07    126667AB0   7,125     9,500,000  PRN           X                                  X
CV THERAPEUTICS INC     SB NT CV 144A 07      126667AA2   3,375     4,500,000  PRN           X                                  X
DIGITAL IS INC DEL      SUB NT  CV 6%05       25385NAA9  12,221    38,191,000  PRN           X                                  X
E TRADE GROUP INC       SUB NT CV 6%07        269246AB0   5,758    10,058,000  PRN           X                                  X
E TRADE GROUP INC       SUB NT CV 144A07      269246AA2   2,863     5,000,000  PRN           X                                  X
ETOYS INC               SUB NT CV  144A04     297862AA2      36     1,200,000  PRN           X                                  X
FINANCIAL FED CORP      SUB NT CV 4.5% 05     317492AC0   3,338     3,500,000  PRN           X                                  X
GENERAL SEMICONDUCTOR
 NTS CONV               SUB NT CV 144A 06     370787AB9   1,720     2,000,000  PRN           X                                  X
GENERAL SEMICONDUCTOR
 INC                    SB NT CV  144 06      370787AA1     860     1,000,000  PRN           X                                  X
GENESCO INC             SUB NT CV 5.5% 05     371532AL6   5,310     4,000,000  PRN           X                                  X
GETTY IMAGES INC        SB NT CV 144A B61 07  374276AD5   2,118     3,310,000  PRN           X                                  X
GLOBAL CROSSING LTD     PFD CV 6.375%         G3921A126   4,779        86,305  SH            X                    X
GLOBAL CROSSING LTD     PFD CONV 7%           G3921A142   5,783        45,000  SH            X                    X
HMT TECHNOLOGY CORP     SB NT CV 5.75%04      403917AD9   7,652    30,007,000  PRN           X                                  X
HUMAN GENOME
 SCIENCES INC           SB NT CV 3.75 % 07    444903AH1   1,022     1,400,000  PRN           X                                  X
HUMAN GENOME
 SCIENCES INC           SB NT CV 144A 07      444903AG3   4,745     6,500,000  PRN           X                                  X
HUTCHINSON
TECHNOLOGY INC          SB NT CV 6%05         448407AC0  17,548    22,073,000  PRN           X                                  X
I2 TECHNOLOGIES INC     SUB NT CV 5.25%06     465754AF6     800     1,000,000  PRN           X                                  X
IMCLONE SYS INC         SUB NT CV 5.5%05      45245WAD1   6,038     7,000,000  PRN           X                                  X
INTERLIANT INC          SUB NT CV 7% 05       458742AB9   1,826     6,763,000  PRN           X                                  X
INTERLIANT INC          SB NT CV 144A 05      458742AA1     810     3,000,000  PRN           X                                  X
INTERNATIONAL
RECTIFIER CORP          SUB NT CV 4.25% 07    460254AE5   2,100     2,500,000  PRN           X                                  X
K MART FIN I            PFD TR CV 7.75%       498778208   7,806       188,100  SH            X                    X
MERCURY INTERACTIVE
 CORP                   SB NT CV 4.75%07      589405AB5   3,330     4,500,000  PRN           X                                  X
NATIONAL AUSTRALIA
 BK LTD                 CAP UTS EXCHBL        632525309  25,114       928,000  SH            X                    X
OMNICARE INC            SUB DEB CV 5%07       681904AD0   4,322     4,954,000  PRN           X                                  X


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

ONI SYSTEMS CORP        SUB NT CV 5%05        68273FAA1   5,910     9,307,000  PRN           X                                  X
ORBITAL SCIENCES
 CORP                   SB NT CV 5%02         685564AC0   2,360     4,000,000  PRN           X                                  X
OWENS ILL INC           PFD CONV $.01         690768502   2,281       125,000  SH            X                    X
PROVINCE HEALTHCARE CO  SB NT CV 144A  05     743977AA8   7,556     7,500,000  PRN           X                                  X
RADISYS CORP            SUB NT CV 5.5%07      750459AB5   1,845     3,000,000  PRN           X
RADISYS CORP            SUB NT CV 144A07      750459AA7   1,230     2,000,000  PRN           X                                  X
READ RITE CORP          SUB NT CV 6.5%04      755246AA3   4,282     5,353,000  PRN           X                                  X
RF MICRODEVICES INC     SUB NT CV 3.75%05     749941AB6   1,114     1,740,000  PRN           X                                  X
RF MICRODEVICES INC     SB NT CV 144A05       749941AA8   3,520     5,500,000  PRN           X                                  X
SANMINA CORP            SDCV ZRO 144A 20      800907AC1   1,650     5,000,000  PRN           X                                  X
SEACOR SMIT INC         SUBNTCV 5.375%06      811904AE1   2,265     2,132,000  PRN           X                                  X
SEALED AIR CORP NEW     PFD CV A $2           81211K209   9,219       250,000  SH            X                    X
SENSORMATIC ELECTRS
 CORP                   PFD CV DEP 1/10       817265804   1,369        50,000  SH            X                    X
SEPRACOR INC            SB DEB CONV  5%07     817315AL8  13,613    22,000,000  PRN           X                                  X
SEPRACOR INC            SUB DB CONV 7%05      817315AH7  13,405    17,131,000  PRN           X                                  X
SILICON GRAPHICS INC    SR NT CV 5.25%04      827056AC6   7,423    12,475,000  PRN           X                                  X
SOLECTRON CORP          SR LYON ZERO 20       834182AK3   8,750    17,500,000  PRN           X                                  X
SOLETRON CORP           LYON ZERO CPN 21      834182AL1  22,050    52,500,000  PRN           X                                  X
SOVEREIGN BANCORP INC   UNIT EX 111229        845905306   3,675        70,000  SH            X                    X
STMICROELECTRONICS N V  SUB LYON ZERO 09      861012AB8  29,330    28,000,000  PRN           X                                  X
VERTEX PHARMACEUTICALS
 INC                    SB NT CV  144A 07     92532FAC4   3,206     4,500,000  PRN           X                                  X
VIROPHARMA INC          SB NT CV  6% 07       928241AC2   2,430     4,500,000  PRN           X                                  X
WESTERN DIGITAL CORP    SB DB CV ZERO 18      958102AH8   5,168    16,405,000  PRN           X                                  X
WESTERN DIGITAL CORP    SD  CV ZERO 144A 18   958102AF2   1,575     5,000,000  PRN           X                                  X
WESTERN GAS RES INC     PFD CONV $2.625       958259301   2,076        45,000  SH            X                    X
XO COMMUNICATIONS INC   SB NT CV  144A 09     983764AA9   5,805    12,350,000  PRN           X                                  X